Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding for Basic and Diluted Earnings Per Share
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Weighted-average number of common shares outstanding — basic	45,265	38,769	38,279
Common stock equivalents	—	317	—
Weighted-average number of common shares outstanding — diluted	45,265	39,086	38,279

Antidilutive Potential Common Shares Resulting from Reasons Other Than Net Loss Incurred Excluded from the Diluted Earnings Per Share Computation
The following potential common shares were excluded from the computation of diluted earnings per share, as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2013	2012	2011
Stock options	2,763	2,854	3,400
Non-vested shares, restricted stock units, and stock-settled phantom stock units	197	290	430
Convertible debt	115	633	1,909
Warrants	11,794	11,794	—